UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Man Investments (CH) AG
Address: Etzelstrasse 27
         CH-8808 Pfaffikon SZ

CH-8808 Pfaffikon SZ, Switzerland

13F File Number:  028-14880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Witschi & Urs Gruter
Title:     Head of Swiss Compliance & Head of Swiss Finance
Phone:     41 55 417 60 00

Signature, Place, and Date of Signing:

/s/Thomas Witschi /s/Urs Gruter   Pfaffikon, Switzerland     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $147,215 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      NOTE 3.950% 8/1  008252AL2     2781  2500000 PRN      DEFINED               2500000        0        0
AK STL CORP                    NOTE 5.000%11/1  001546AP5      113   100000 PRN      DEFINED                100000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      750   750000 PRN      DEFINED                750000        0        0
ARES CAP CORP                  NOTE 5.750% 2/0  04010LAB9      811   750000 PRN      DEFINED                750000        0        0
AVIS BUDGET GROUP              NOTE 3.500%10/0  053774AB1      685   500000 PRN      DEFINED                500000        0        0
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8     5626  5000000 PRN      DEFINED               5000000        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5     6303  5750000 PRN      DEFINED               5750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     6507  7250000 PRN      DEFINED               7250000        0        0
COBALT INTL ENERGY INC         NOTE 2.625%12/0  19075FAA4     1318  1300000 PRN      DEFINED               1300000        0        0
CUBIST PHARMACEUTICALS INC     NOTE 2.500%11/0  229678AD9     5123  3250000 PRN      DEFINED               3250000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     5587  3500000 PRN      DEFINED               3500000        0        0
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     4083  3750000 PRN      DEFINED               3750000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3     6229  3800000 PRN      DEFINED               3800000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AB7     6440  5750000 PRN      DEFINED               5750000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     4613  4550000 PRN      DEFINED               4550000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     5703  5500000 PRN      DEFINED               5500000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5      314   300000 PRN      DEFINED                300000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     3877  3750000 PRN      DEFINED               3750000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     5244  5000000 PRN      DEFINED               5000000        0        0
MICRON TECHNOLOGY INC          NOTE 1.500% 8/0  595112AQ6      695   750000 PRN      DEFINED                750000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      254   250000 PRN      DEFINED                250000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      463   500000 PRN      DEFINED                500000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     1125  1000000 PRN      DEFINED               1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9     6234  5250000 PRN      DEFINED               5250000        0        0
NOVELLUS SYS INC               NOTE 2.625% 5/1  670008AD3     7195  5750000 PRN      DEFINED               5750000        0        0
NUVASIVE INC                   NOTE 2.750% 7/0  670704AC9     5036  5700000 PRN      DEFINED               5700000        0        0
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7     2090  2000000 PRN      DEFINED               2000000        0        0
OMNICOM GROUP INC              NOTE 7/0         682134AA9      538   500000 PRN      DEFINED                500000        0        0
ON SEMICONDUCTOR CORP          NOTE 2.625%12/1  682189AH8     5350  5000000 PRN      DEFINED               5000000        0        0
ONYX PHARMACEUTICALS INC       NOTE 4.000% 8/1  683399AB5      607   300000 PRN      DEFINED                300000        0        0
SANDISK CORP                   NOTE 1.500% 8/1  80004CAD3     6706  5750000 PRN      DEFINED               5750000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6     2990  1750000 PRN      DEFINED               1750000        0        0
STERLITE INDS INDIA LTD        NOTE 4.000%10/3  859737AB4     6264  6500000 PRN      DEFINED               6500000        0        0
STILLWATER MNG CO              NOTE 1.750%10/1  86074QAL6     6331  5400000 PRN      DEFINED               5400000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     5412  5000000 PRN      DEFINED               5000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6      561   500000 PRN      DEFINED                500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     5394  5000000 PRN      DEFINED               5000000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4      893   700000 PRN      DEFINED                700000        0        0
VERTEX PHARMACEUTICALS INC     NOTE 3.350%10/0  92532FAN0     4213  3750000 PRN      DEFINED               3750000        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8     6757  4950000 PRN      DEFINED               4950000        0        0